Expense Example - A C I Shares - JPMorgan Mid Cap Value Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years
USD ($)	635	886	1,157	1,928	267	536	930	1,901	91	303	533	1,193